Estimated Fair Values Of Assets Acquired And Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2012 I Bank	Dec. 31, 2012 I Bank	Oct. 01, 2012 Community Group	Dec. 31, 2012 Community Group	Dec. 31, 2010 Town Center Bank and Farmersville Bancshares, Inc.
Assets of acquired bank:
Cash and cash equivalents							$ 19,993		$ 26,237		$ 21,039
Federal funds sold											16,780
Certificates of deposit held in other banks			17,078	0	0		17,078
Securities available for sale			10,314	0	9,937				10,314		9,937
Investment in restricted stock			1,417	0	204		702		715		204
Loans			180,448	0	67,505		116,948		63,500		67,505
Premises and equipment			5,717	0	14,541		2,165		3,530		14,541
Other real estate			1,573	0	4,553		416		1,157		4,553
Goodwill	28,742		28,742	11,222	11,222	11,222	12,967	12,967	4,779	4,779
Core deposit intangible			1,362	0	1,748		1,097		265		1,748
Other assets			1,669	0	564		1,221		470		564
Total assets			237,324	0	99,052		172,587		110,967		136,871
Liabilities of acquired bank:
Deposits			216,444	0	120,431		122,876		93,568		120,431
Subordinated debt assumed in Farmersville transaction											2,285
Junior subordinated debentures			3,609	0	0				3,609
FHLB advances			12,500	0	0		12,500
Other borrowings											1,350
Accrued expenses and other liabilities			700	0	949		211		489		949
Total liabilities			233,253	0	125,015		135,587		97,666		125,015
Common stock issued in transaction			3,701	0	3,311				3,701		3,311
Cash paid in transaction	0	37,000	46,600	0	101		37,000		9,600		101
Contingent consideration recorded in Town Center transaction			0	0	1,752						1,752
Bargain purchase gain recorded on acquisitions			$ 0	$ 0	$ 6,692						$ 6,692